Fair Value of Financial Assets and Liabilities-Estimated Fair Value (Details) - Fair Value - not measured at fair value - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments
Financial Assets	$ 30,270,446	$ 27,185,188
Financial Liabilities	29,838,379	27,161,529
Level 1
Disclosure of detailed information about financial instruments
Financial Assets	2,467,171	2,165,023
Financial Liabilities	9,932,744	9,278,132
Level 2
Disclosure of detailed information about financial instruments
Financial Liabilities	6,914,710	5,921,498
Level 3
Disclosure of detailed information about financial instruments
Financial Assets	27,803,275	25,020,165
Financial Liabilities	12,990,925	11,961,899
Cash and other transactions
Disclosure of detailed information about financial instruments
Financial Assets	1,266,564	1,405,002
Cash and other transactions | Level 1
Disclosure of detailed information about financial instruments
Financial Assets	1,266,564	1,405,002
Cash and due from banks
Disclosure of detailed information about financial instruments
Financial Assets	880,081	1,057,393
Cash and due from banks | Level 1
Disclosure of detailed information about financial instruments
Financial Assets	880,081	1,057,393
Transactions in the course of collection
Disclosure of detailed information about financial instruments
Financial Assets	289,194	255,968
Transactions in the course of collection | Level 1
Disclosure of detailed information about financial instruments
Financial Assets	289,194	255,968
Cash collateral on securities borrowed and reverse repurchase agreements
Disclosure of detailed information about financial instruments
Financial Assets	97,289	91,641
Cash collateral on securities borrowed and reverse repurchase agreements | Level 1
Disclosure of detailed information about financial instruments
Financial Assets	97,289	91,641
Loans and advances to banks
Disclosure of detailed information about financial instruments
Financial Assets	1,486,670	760,021
Loans and advances to banks | Level 1
Disclosure of detailed information about financial instruments
Financial Assets	1,200,607	760,021
Loans and advances to banks | Level 3
Disclosure of detailed information about financial instruments
Financial Assets	286,063
Domestic banks
Disclosure of detailed information about financial instruments
Financial Assets	99,776	119,998
Domestic banks | Level 1
Disclosure of detailed information about financial instruments
Financial Assets	99,776	119,998
Central Bank of Chile
Disclosure of detailed information about financial instruments
Financial Assets	1,100,831	350,916
Central Bank of Chile | Level 1
Disclosure of detailed information about financial instruments
Financial Assets	1,100,831	350,916
Foreign banks
Disclosure of detailed information about financial instruments
Financial Assets	286,063	289,107
Foreign banks | Level 1
Disclosure of detailed information about financial instruments
Financial Assets		289,107
Foreign banks | Level 3
Disclosure of detailed information about financial instruments
Financial Assets	286,063
Loans to customers
Disclosure of detailed information about financial instruments
Financial Assets	27,517,212	25,020,165
Loans to customers | Level 3
Disclosure of detailed information about financial instruments
Financial Assets	27,517,212	25,020,165
Commercial loans
Disclosure of detailed information about financial instruments
Financial Assets	14,949,852	13,477,466
Commercial loans | Level 3
Disclosure of detailed information about financial instruments
Financial Assets	14,949,852	13,477,466
Mortgage loans
Disclosure of detailed information about financial instruments
Financial Assets	8,451,099	7,769,694
Mortgage loans | Level 3
Disclosure of detailed information about financial instruments
Financial Assets	8,451,099	7,769,694
Consumer loans
Disclosure of detailed information about financial instruments
Financial Assets	4,116,261	3,773,005
Consumer loans | Level 3
Disclosure of detailed information about financial instruments
Financial Assets	4,116,261	3,773,005
Current and saving accounts and other financial obligations
Disclosure of detailed information about financial instruments
Financial Liabilities	22,191,058	20,540,105
Current and saving accounts and other financial obligations | Level 1
Disclosure of detailed information about financial instruments
Financial Liabilities	9,932,744	9,278,132
Current and saving accounts and other financial obligations | Level 3
Disclosure of detailed information about financial instruments
Financial Liabilities	12,258,314	11,261,973
Current accounts and other demand deposits
Disclosure of detailed information about financial instruments
Financial Liabilities	9,584,488	8,915,706
Current accounts and other demand deposits | Level 1
Disclosure of detailed information about financial instruments
Financial Liabilities	9,584,488	8,915,706
Transactions in the course of payment
Disclosure of detailed information about financial instruments
Financial Liabilities	44,436	29,871
Transactions in the course of payment | Level 1
Disclosure of detailed information about financial instruments
Financial Liabilities	44,436	29,871
Cash collateral on securities lent and reverse repurchase agreements
Disclosure of detailed information about financial instruments
Financial Liabilities	303,820	195,392
Cash collateral on securities lent and reverse repurchase agreements | Level 1
Disclosure of detailed information about financial instruments
Financial Liabilities	303,820	195,392
Saving accounts and time deposits
Disclosure of detailed information about financial instruments
Financial Liabilities	10,632,350	10,073,030
Saving accounts and time deposits | Level 3
Disclosure of detailed information about financial instruments
Financial Liabilities	10,632,350	10,073,030
Borrowings from financial institutions
Disclosure of detailed information about financial instruments
Financial Liabilities	1,506,940	1,188,943
Borrowings from financial institutions | Level 3
Disclosure of detailed information about financial instruments
Financial Liabilities	1,506,940	1,188,943
Other financial obligations
Disclosure of detailed information about financial instruments
Financial Liabilities	119,024	137,163
Other financial obligations | Level 1
Disclosure of detailed information about financial instruments
Financial Liabilities		137,163
Other financial obligations | Level 3
Disclosure of detailed information about financial instruments
Financial Liabilities	119,024
Debt issued
Disclosure of detailed information about financial instruments
Financial Liabilities	7,647,321	6,621,424
Debt issued | Level 2
Disclosure of detailed information about financial instruments
Financial Liabilities	6,914,710	5,921,498
Debt issued | Level 3
Disclosure of detailed information about financial instruments
Financial Liabilities	732,611	699,926
Letters of credit for residential purposes
Disclosure of detailed information about financial instruments
Financial Liabilities	15,982	22,542
Letters of credit for residential purposes | Level 2
Disclosure of detailed information about financial instruments
Financial Liabilities	15,982	22,542
Letters of credit for general purposes
Disclosure of detailed information about financial instruments
Financial Liabilities	1,411	2,532
Letters of credit for general purposes | Level 2
Disclosure of detailed information about financial instruments
Financial Liabilities	1,411	2,532
Bonds
Disclosure of detailed information about financial instruments
Financial Liabilities	6,897,317	5,896,424
Bonds | Level 2
Disclosure of detailed information about financial instruments
Financial Liabilities	6,897,317	5,896,424
Subordinated bonds
Disclosure of detailed information about financial instruments
Financial Liabilities	732,611	699,926
Subordinated bonds | Level 3
Disclosure of detailed information about financial instruments
Financial Liabilities	$ 732,611	$ 699,926